Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS
7.	BANK BORROWINGS

As of December 31, 2024 and 2025, the Company has certain bank borrowings outstanding with Bank of Kaohsiung, which are denominated in NTD and are guaranteed by a shareholder, his immediate family member, and a credit fund. Particulars of the aforesaid bank borrowings as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Current portion	29,736	18,498
Non-current portion	17,727	-
	47,463	18,498

Banker	Start Date	Maturity Date	Interest Rate	As of December 31, 2024	As of December 31, 2025
				US$	US$
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	499	194
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	9,493	3,692
Bank of Kaohsiung	2021/07/09	2026/07/09	4.545%	3,820	1,502
Bank of Kaohsiung	2021/07/09	2026/07/09	2.675%	33,651	13,110
				47,463	18,498